Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 10 — Fair Value Measurements
The Company measures its financial assets and liabilities at fair value each reporting period using a fair value hierarchy that prioritizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value, as follows:
Level 1 Observable inputs, such as quoted prices in active markets for identical assets or liabilities;
Level 2 Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
Level 3 Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
The Company uses the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
The carrying amounts of Company’s financial instruments, which include cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable, accrued liabilities and certain other current liabilities approximate fair value because of their short-term maturities.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of March 31, 2022
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$6,102	$—	$—	$6,102
Marketable securities
US Treasury securities	22,975	—	—	22,975
Corporate Debt securities	—	24,232	—	24,232
Commercial Paper	—	35,887	—	35,887
Asset Backed Securities	—	10,575	—	10,575
Total financial assets	$29,077	$70,694	$—	$99,771
Liabilities:
Contingent consideration	$—	$—	$29,200	$29,200
Total financial liabilities	$—	$—	$29,200	$29,200

	As of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$100,000	$—	$—	$100,000
Total financial assets	$100,000	$—	$—	$100,000
Liabilities:
Contingent consideration	$—	$—	$13,700	$13,700
Total financial liabilities	$—	$—	$13,700	$13,700
The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Contingent Consideration
Fair value as of December 31, 2021	$13,700
Loss on change in fair value of contingent consideration	15,500
Fair value as of March 31, 2022	$29,200
The fair value of contingent consideration related to Apollo acquisition is classified as Level 3 financial instruments. To determine the fair value of the contingent consideration, the Company used a Monte Carlo simulation model. The Monte Carlo simulation considered assumptions including revenue volatilities, risk free rates, discount rates and additional revenue discount rate. Additionally, other key assumptions included forecasted revenues from new customers and probability of achieving it. The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of contingent consideration as of March 31, 2022:

	As of March 31, 2022	As of December 31, 2021
Risk-free interest rate	1.62%	0.56%
Expected revenue volatility	18.5%	20.0%
Revenue discount rate	6.50%	5.50%
Discount rate	3.50%	3.25%

Note 11 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$100,000	$—	$—	$100,000
Total financial assets	$100,000	$—	$—	$100,000
Liabilities:
Contingent consideration	$—	$—	$13,700	$13,700
Total financial liabilities	$—	$—	$13,700	$13,700
The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Contingent Consideration
Fair value as of January 1, 2021	$—
Recognition of contingent consideration liability upon acquisition	18,400
Gain on change in fair value included in other income, net	4,700
Fair value as of December 31, 2021	$13,700
Money market account is included within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
The fair value of contingent consideration related to Apollo acquisition is classified as Level 3 financial instruments. To determine the fair value of the contingent consideration, the Company used Monte Carlo simulation model. The Monte Carlo simulation considered assumptions including revenue volatilities, risk free rates, discount rates and additional revenue discount rate. Additionally, other key assumptions included forecasted revenue from new customers and probability of achieving it. The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of contingent consideration:

Contingent Consideration
Risk-free interest rate	0.56%
Expected revenue volatility	20.0%
Revenue discount rate	5.50%
Discount rate	3.25%